Finance Lease Liabilities	12 Months Ended
Jun. 30, 2022
Finance Lease Liabilities [Abstract]
FINANCE LEASE LIABILITIES

NOTE 15 – FINANCE LEASE LIABILITIES

Financing lease liabilities as of June 30, 2022 and 2021 consisted of the following:

	2021	Increase/ (Decrease)	Payment	Exchange Rate Translation	2022
Company vehicles	$425,375	$-	$(82,292)	$(14,599)	$328,484
Add: Unrecognized finance expense	76,393	23,250	-	(2,032)	97,611
Total financing lease liabilities	$501,768	$23,250	$(82,292)	$(16,631)	$426,095

Analyzed for reporting purposes as:

	2022	2021
Long-term portion of finance lease liabilities	$366,359	$442,670
Current maturities of finance lease liabilities	59,736	59,098
Total	$426,095	$501,768

The lease agreement was entered into on September 11, 2017, bears interest at about 4.9% and will be matured on December 31, 2027. For the years ended June 30, 2022, 2021 and 2020, the amortization expense of financial lease right-of-use assets were $185,583, $181,610 and $170,714, respectively. For the years ended June 30, 2022, 2021 and 2020, the interest expense for financial lease were $26,068, $25,509 and $26,447, respectively.

Maturity analysis of financial lease liabilities as of June 30, 2022 is as follows:

Financial lease payments	Company vehicles
Discount rate at commencement	4.9%
One year	$79,285
Two years	79,285
Three years	79,285
Four years	79,285
Five years	79,285
Beyond five years	99,106
Total undiscounted cash flows	$495,531
Total financing lease liabilities	426,095
Difference between undiscounted cash flows and discounted cash flows	69,436

Maturity analysis of financial lease liabilities as of June 30, 2021 is as follows:

Financial lease payments	Company vehicles
Discount rate at commencement	4.9%
One year	$82,369
Two years	82,369
Three years	82,369
Four years	82,369
Five years	82,369
Beyond five years	185,330
Total undiscounted cash flows	$597,175
Total financing lease liabilities	501,768
Difference between undiscounted cash flows and discounted cash flows	95,407